191 Peachtree Street Suite 3300 Atlanta, GA 30303

November 12, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           Post Effective Amendment No. 2 to the Registration Statement on Form N-1A filed October 1, 2009 for the Nile Pan Africa Equity Fund, Nile East and Southern Africa Fund, Nile West Africa Fund and Nile Africa Natural Resources Fund (the “Funds”), each a series of the Starboard Investment Trust (File Nos. 333-159484 and 811-22298) (“Amendment”)

Ladies and Gentlemen:

On behalf of our client, Starboard Investment Trust (the “Trust”), below please find the Trust’s responses to the oral comments of Mr. Kevin Rupert, Examiner, Division of Investment Management, regarding the Amendment provided in a telephone conversation on November 4, 2009.  Per Mr. Rupert’s request, his comments and the Trust’s responses to the comments are provided below.   We have also enclosed herewith for filing, in electronic format, on behalf of the Trust, pursuant to:  (1) the Securities Act of 1933, as amended; (2) the Investment Company Act of 1940, as amended; and (3) Regulation S-T, Post-Effective Amendment No. 3 to the Registration Statement of the Trust (“PEA No. 3”).  PEA No. 3 (i) incorporates the Trust’s responses to Mr. Rupert’s comments, (ii) delays the effectiveness of the Amendment, (iii) removes a series of the Trust (Nile Pan Africa Fixed Income Fund), (iv) adds a new series of the Trust (Nile Africa Natural Resources Fund) and (v) adds additional share classes.

I.           Prospectus

1.           Comment:  You requested that, in the section “The Funds – Principal Investment Strategies”, the Funds provided a statement that each Fund will invest at least 80% of each Fund’s assets in the geographic region and/or types of securities suggested by its name.

Response:  The Funds have made the change requested in the section “The Funds – Principal Investment Strategies” on page 2 of the Prospectus.

2.           Comment:  You requested that, in the section “The Funds – Investment Objectives”, the Funds provided a statement that each Fund will provide at least 60 days’ prior written notice if there is a change to the 80% investment policies related to each Fund’s name.

Response:  The Funds have made the change requested in the section “The Funds – Investment Objectives” on page 2 of the Prospectus.

3.           Comment: You requested that, in the section “The Funds – Investment Strategies”, the Funds define more specifically what it means for a company to be located in a particular geographic region.

(t) 404.736.3641 (f) 404.529.4665 tanya.goins@maliklawgroup.com

Response:  The Funds have modified the description of the investment strategy of each Fund to include the following description of what it means to be located in the applicable geographic region.  Each Fund:

“will normally invest at least 80% of its assets in equity or equity related securities (including, but not limited to, exchange traded funds or equity index futures) of companies that (i) conduct a majority of their business in; (ii) have a majority of their assets in; and/or (iii) derive at least 33% of their revenues from [applicable geographic region].”

4.           Comment: You requested that, in the section “Principal Risks of Investing in the Funds – General Risks”, the Funds add a risk disclosure about risks specific to countries in Africa.

Response:  The Funds have added the following risk disclosure to the section “Principal Risks of Investing in the Funds – General Risks” on page 4 of the Prospectus:

“African Market Risk: Certain of the risks associated with international investments are heightened for investments in African countries. Investment in the securities of African issuers may increase the volatility of the Funds’ net asset value. Certain markets are in only the earliest stages of development. There also may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Brokers in African countries typically are fewer in number and less well capitalized than brokers in the United States. These factors, combined with other U.S. regulatory requirements for open end investment companies and the restrictions on foreign investment discussed below, result in potentially fewer investment opportunities for the Funds, limit the degree to which the Funds may diversify among securities, industries and countries and may have an adverse impact on the investment performance of the Funds.”

You also requested that the Funds add additional risk disclosure specific to Africa in the Statement of Additional Information (“SAI”).

Response:  The Funds have added the following risk disclosure to the section “Other Investment Policies” on pages 3 and 4 of the SAI:

“African Investment Risk.  As stated in the prospectus, certain of the risks associated with international investments are heightened for investments in African countries. Investment in the securities of African issuers may increase the volatility of the Funds’ net asset value. Certain markets are in only the earliest stages of development. There also may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Brokers in African countries typically are fewer in number and less well capitalized than brokers in the United States. These factors, combined with other U.S. regulatory requirements for open end investment companies and the restrictions on foreign investment discussed below, result in potentially fewer investment opportunities for the Funds, limit the degree to which the Funds may diversify among securities, industries and countries and may have an adverse impact on the investment performance of the Funds.

(t) 404.736.3641
(f) 404.529.4665
tanya.goins@maliklawgroup.com

Certain economies in African countries depend to a significant degree upon exports of primary commodities such as gold, silver, copper, diamonds and oil. These economies therefore are vulnerable to changes in commodity prices, which in turn may be affected by a variety of factors. In addition, many African governments have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, governmental actions in the future could have a significant effect on economic conditions in African countries. This could affect private sector companies and the Funds, as well as the value of securities in the Funds’ portfolios.

The legal systems in certain African countries also may have an adverse impact on the Fund. For example, the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation generally is limited to the amount of the shareholder’s investment. However, the notion of limited liability is less clear in certain African countries. The Funds, therefore, may be liable in certain African countries for the acts of a corporation in which it invests for an amount greater than the Funds’ actual investment in that corporation. Similarly, the rights of investors in African issuers may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in an African country.

Some of the currencies of African countries have experienced devaluation relative to the U.S. dollar and major adjustments have been made periodically in certain currencies. Certain African countries face serious exchange constraints.

There is a relative lack of publicly available information about African issuers, and such issuers may not be subject to the same accounting, auditing and financial reporting standards as U.S. issuers. In addition, inflation accounting rules in some African countries require, for issuers that keep accounting records in the local currency, that certain assets and liabilities be restated on the issuer’s balance sheet in order to express items in terms of currency of constant purchasing power. The requirement is for both tax and accounting purposes. Inflation accounting indirectly may generate losses or profits for certain African issuers.

Fund management may determine that, even though investment criteria are otherwise favorable, it may not be practicable or appropriate to invest in a particular African country. The Funds may invest in countries in which foreign investors, including Fund management, have had no or limited prior experience.

Some African countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Funds. For example, certain countries may require governmental approval prior to investment by foreign persons or limit the amount of investment by foreign persons in a particular issuer. They may also limit the investment by foreign persons to only a specific class of securities of an issuer that may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. There can be no assurance that the Funds will be able to obtain required governmental approvals in a timely manner. In addition, changes to restrictions on foreign ownership of securities

(t) 404.736.3641
(f) 404.529.4665
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subsequent to the Funds’ purchase of those securities may have an adverse effect on the value of those securities. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

The manner in which foreign investors may invest in companies in certain African countries, as well as limitations on those investments, may have an adverse impact on the operations of the Funds. For example, the Funds may be required in certain of these countries to invest initially through a local broker or other entity and then have the shares that were purchased reregistered in the name of the Funds. Re-registration in some instances may not be possible on a timely basis. This may result in a delay during which the Funds may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where a Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Fund of the ability to make its desired investment at that time. A credit risk may also be involved if a Fund invests in securities of issuers in certain African countries where — pursuant to market practice, local law or exchange requirement or the terms of the specific securities transaction itself — a Fund is required to make a cash payment to an issuer, or its agent, prior to delivery of the securities. In these circumstances, there can be no guarantee that the Fund actually will receive the full amount of the securities expected to be allocated to the Fund, or that the Fund will be able to retrieve its cash payment in the event that the issuer, or its agent, defaults in its obligation to deliver the securities.

Substantial limitations may exist in certain African countries with respect to a Fund’s ability to repatriate investment income, capital or proceeds of sales of securities by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to a Fund of any restrictions on investment. Securities that are subject to material legal restrictions on repatriation of assets will be considered illiquid securities by the Fund and subject to the limitations on illiquid investments discussed in “Illiquid Securities” below.”

5.           Comment: You requested that, in the third paragraph in the section “The Funds – Investment Strategies”, the Funds remove the phrase “Although the Funds seek to build a diversified portfolio” and make a definitive statement regarding the Funds’ concentration status.

Response:  The Funds have made the changes requested to the section “The Funds – Investment Strategies – Diversification” on page 3 of the Prospectus.

“Diversification.  The Funds are non-diversified funds.  The Funds’ investments will be concentrated in certain companies from time to time due to factors such as lack of liquidity or other investment constraints.   In addition, the Funds will hold some assets in cash or cash equivalent investments, including, but not limited to short term investment securities.  In some other cases, the equity Funds may invest in derivative instruments, including but not limited to, index futures or similar instruments to gain exposure to the equity market.”

           6.           Comment: You requested that, in the section “Principal Risks of Investing in the Funds – General Risks – Investment Advisor Risk”, the Funds add a cross reference to the section “Principal Risks of Investing in the Funds – General Risks – New Funds Risk”.
(t) 404.736.3641
(f) 404.529.4665
tanya.goins@maliklawgroup.com

Response:  The Funds have made the change requested to the section “Principal Risks of Investing in the Funds – General Risks – Investment Advisor Risk” on page 4 of the Prospectus.

7.           Comment: You requested that, in the section “Principal Risks of Investing in the Funds – General Risks – Portfolio Turnover Risk”, the Funds (i) add “and losses” to the end of the sentence: “High rates of portfolio turnover may also result in the realization of short-term capital gains.” and (ii) remove the word “these” in the sentence:  “The payment of taxes on these gains could adversely affect each Fund’s performance.”

Response:  The Funds have made the changes requested to the section “Principal Risks of Investing in the Funds – General Risks – Portfolio Turnover Risk” on page 5 of the Prospectus.

8.           Comment: You requested that the Funds determine whether they will always be concentrated or always be not concentrated and then either modify the section “Principal Risks of Investing in the Funds – General Risks – Concentration Risk” or delete it as appropriate.

Response:  The Funds will not be concentrated, and the section “Principal Risks of Investing in the Funds – General Risks – Concentration Risk” has been deleted..

9.           Comment: You requested that, in the section “Principal Risks of Investing in the Funds – General Risks – Non-Diversified Funds Risk”, the Funds replace the word “may” with “will” and add the word “diversified” before “mutual funds” in the sentence: “In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than other mutual funds.”

Response:  The Funds have made the changes requested to the section “Principal Risks of Investing in the Funds – General Risks – Non-Diversified Funds Risk” on page 5 of the Prospectus.

10.           Comment: You requested that the Fund determine whether all fixed income securities in which the Funds invest will be rated and then, if the fixed income securities will sometimes be unrated, provide a statement describing how such securities will be selected for investment.

Response:  The Funds will sometimes invest in unrated fixed income securities.  The Funds have modified (in red below) the section “Principal Risks of Investing in the Funds – Fixed Income Risks – Investment-Grade Securities Risk” on page 6 of the Prospectus accordingly:

“Investment-Grade Securities Risk:  Fixed income securities are generally rated by NRSROs.  While fixed income securities rated BBB by Standard & Poor’s® Rating Services (“S&P”) or Baa by Moody’s Investor Services, Inc. (“Moody’s”) are considered investment-grade securities, they are somewhat riskier than higher rated investment-grade obligations because they are regarded as having only an adequate capacity to pay principal and interest and are considered to lack outstanding investment characteristics and may be speculative.  The Funds may also invest in fixed income securities that are not rated by NSROs if, in the opinion of the Advisor, such securities are of an investment quality comparable to other rated investments that are permitted to be

(t) 404.736.3641
(f) 404.529.4665
tanya.goins@maliklawgroup.com

purchased by the Funds.  Fixed income securities with lower ratings are subject to higher credit risk and may be subject to greater fluctuations in value than that of higher rated fixed income securities.”

11.           Comment: You requested that the Funds determine whether the inflation rate in the countries in which they will invest would be considered extremely high or “runaway inflation” and modify the disclosure in the section “Principal Risks of Investing in the Funds – Fixed Income Risks – Inflation Risk” accordingly.

Response:  The countries in which the Funds will invest have a higher inflation rate than in developed countries, but the Funds do not intend to invest in fixed income securities in countries with extremely high or runaway inflation rates.  The Funds have added a disclosure (in red below) to the section “Principal Risks of Investing in the Funds – Fixed Income Risks – Inflation Risk” on page 6 of the Prospectus:

“Inflation Risk.  Fixed income securities are subject to inflation risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund’s portfolio. Because the inflation rates in the countries in which the Funds will invest are generally higher than the inflation rates in more developed countries, the Funds’ fixed income investments bear a greater inflation risk than funds that invest in fixed income securities in more developed countries.”

12.           Comment: You requested that the Funds provide a statement clarifying that the Advisor, while established in 2004, did not register with the SEC until 2009.

Response:  The Funds have made the change requested in the section “Management of the Funds – Investment Advisor” on page 9 of the Prospectus.

13.           Comment: You requested that the Funds remove the reference to sales charges in the section “Purchasing Shares – Exchange Feature”.

Response:  Because the Funds have added additional classes of shares, there is now a class with a sales charge, so the reference has been left in in the section “Purchasing Shares – Exchange Feature” on page 16 of the Prospectus.

III.           Statement of Additional Information

14.           Comment:  You requested that, in the section “Other Investment Policies – Exchange Traded Funds”, that the Funds provide a statement that they do not intend to invest in ETFs in the next year or modify the Fee Table in the Prospectus accordingly.

Response:  The Funds do not expect to invest in ETFs in the next year and have added the following statement to that effect to the beginning of the section “Other Investment Policies – Exchange Traded Funds” on page 2 of the SAI:
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(f) 404.529.4665
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“Although the Funds do not intend to invest in exchange traded funds (“ETF”) in the next year, the Advisor may determine that it is in the best interests of each Fund and their respective shareholders for the Funds to make such an investment.”

15.           Comment: You requested that the Funds clarify in the section “Other Investment Policies – Illiquid Investments”, that, if, due to changes in value, illiquid investments should exceed 15% of any Fund’s assets, the Advisor will take action to rectify the situation.

Response:  The section “Other Investment Policies – Illiquid Investments” on page 8 of the SAI already includes a statement in the third to last sentence that: “If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.”

16.           Comment:  You requested that, in the section “Other Investment Policies – Lending of Portfolio Securities”, that the Funds remove the term “letter of credit” and replace it with “equivalent collateral”.

Response:  The Funds have made the change requested to the section on page 9 of the SAI.

17.           Comment:  You requested that, in the section “Management and Other Service Providers – Distributor – Rule 12b-1 Plan”, the Funds add a statement describing which portion of the fee is a service fee and which portion is a distribution fee.

Response:  The Funds have added the requested statement (in red below) to the section  “Management and Other Service Providers – Distributor – Rule 12b-1 Plan” on page 21 of the SAI:

“Rule 12b-1 Plan. The Trust has adopted separate Distribution Plans pursuant to Rule 12b-1 under the 1940 Act for the Class A and Class C Shares of each of the Funds (the “Plan”).  Pursuant to the Plan, the Funds are authorized to pay the Distributor a fee at an annual rate of 0.25% of average daily net assets of each Fund attributable to its Class A Shares and 1.00% of average daily net assets of the each Fund attributable to its Class C Shares as compensation for the Distributor’s sales of the Fund.  The 0.25% fee for the Class A Shares is comprised of a 0.25% service fee.  The 1.00% fee for the Class C Shares is comprised of a 0.25% service fee and a 0.75% distribution fee.  Such fees are to be paid by the Funds monthly, or at such other intervals, as the Board shall determine. Such fees shall be based upon the average daily net assets of the each Fund attributable to its Class A Shares and the Class C Shares, respectively, during the preceding month, and shall be calculated and accrued daily. The Funds may pay fees to the Distributor at a lesser rate, as agreed upon by the Board of Trustees of the Trust and the Distributor. The Plan authorizes payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services.  The Funds charges a Rule 12b-1 fee at the annual rate of 0.25% of average daily net assets of the each Fund attributable to its Class A Shares and 1.00% of average daily net assets of the each Fund attributable to its Class C Shares.”

IV.           Miscellaneous.

As noted in the introduction, the Funds made certain changes to the Amendment subsequent to its filing, including the removal of the Nile Pan Africa Fixed Income Fund and the addition of the Nile Africa Natural Resources Fund and the addition of classes to each Fund, which are reflected in the enclosed Post-Effective Amendment No. 3 to the Trust’s Registration Statement. You also had additional comments to the Amendment not referenced in this letter; however, due to changes made to those sections by the Funds subsequent to filing the Amendment, they are no longer applicable.  You also requested an update regarding the status of the registration of the Advisor with the SEC.  The Advisor filed its application for registration the week of 10/26/09, and the application is currently pending.

In submitting this correspondence, the Trust acknowledges that: (i) the Trust is responsible for the adequacy and accuracy of the disclosure in the filings; (ii) staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and (iii) the Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any persona under the federal securities laws of the United States.

Please contact Tanya L. Goins at (404) 529-8308 with any questions or comments regarding this filing.

Sincerely,

/s/ Tanya L. Goins

Tanya L. Goins

(t) 404.736.3641 (f) 404.529.4665 tanya.goins@maliklawgroup.com